INCOME TAXES - Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal		$ 1,516,061
State		484,418
Total current		2,000,479
Deferred:
Federal	$ 2,337,425	1,147,228
State	(1,338,552)	366,567
Foreign	27,166
Total deferred	1,026,039	1,513,795
Total current and deferred	1,026,039	3,521,274
Less: change in valuation	(1,026,039)	(3,521,274)
Total income tax benefit	$ 0	$ 0